COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16   COMMITMENTS AND CONTINGENCIES

The Company and certain of its current and former officers and directors have been named as defendants in a putative securities class action captioned Yili Qiu v. TCTM, Inc. et al., (Case No. 1:21-cv-03502) filed on June 22, 2021 in the U.S. District Court for the Eastern District of New York. The complaint asserts that defendants made false or misleading statements in certain SEC filings between August 16, 2016 and November 1, 2019 related to the Company’s business and operating results in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. On September 1, 2021, the court entered an order appointing lead plaintiff in this action. On September 14, 2021, the parties filed a joint status report and proposed scheduling stipulation, pursuant to which, the lead plaintiff filed an amended complaint on November 1, 2021. On December 16, 2021, the Company filed its pre-motion letter and the plaintiffs filed their opposition on December 23, 2021. On January 18, 2022, the Company moved to dismiss the complaint. On April 4, 2022, lead plaintiff served its opposition to the motion. Briefing was completed on May 19, 2022. While the motion to dismiss was pending, Plaintiff and the Company reached an agreement in principle to settle all claims. On July 13, 2022, Plaintiff filed a letter informing the court of the settlement in principle. On August 31, 2022, the parties filed a motion for preliminary approval of the proposed settlement agreement. Preliminary approval hearing took place on November 8, 2022, and the Court reserved judgement on the motion pending submission of additional information. In December 2022, the parties submitted revised settlement materials to the Court. On August 3, 2023, the Court ordered additional revisions to the settlement papers, which the parties submitted on August 18, 2023. On September 5, 2023, the Court granted preliminary approval for the TCTM settlement agreement. The Company settled the payment on September 23, 2023, and the plaintiff have filed their motions to approve the settlement and their proposed awards of attorney’s fees, etc. On February 9, 2024, the Court held the fairness hearing. The parties are awaiting the Court’s ruling.

There will have no material adverse effect on the Company’s financial position, results of operations or liquidity.